NICHOLAS MONEY MARKET FUND, INC.

August 14, 2002

Report to Fellow Shareholders:

For the first six months of 2002, short-term interest rates remained fairly constant. The 7-day current and effective yields for Nicholas Money Market Fund (the "Fund") declined for the period, beginning the year at 1.56% and 1.57%, respectively, and ending on June 30, 2002 at 1.40% and 1.41%, respectively. The reason for the slight downturn in Fund yield stems from maturities of higher yielding securities purchased last year being replaced by issues with lower interest rates. Otherwise commercial paper, the type of securities the Fund primarily invests in, traded in a narrow range for the first half year.

Although short-term interest rates are near historically low levels, shareholders of money market funds should find some solace in that these types of investments have not taken the lumps the majority of the domestic stock markets have taken in the last few years. The average annual total return* for Nicholas Money Market Fund for the past three years ending June 30, 2002 was a positive 4.41%, while the Standard & Poors 500 Index and NASDAQ Composite Index were down 9.17% and 18.33%, respectively. While we believe the U.S. stock market will outperform money funds in the long run, current market conditions highlight the importance of diversification in an investor’s portfolio, especially during tough economic times.

The Funds dollar-weighted average portfolio maturity was 29 days as of June 30, 2002. Approximately 96% of the Funds holdings were in commercial paper with the rest invested in variable rate securities. At June 30, 2002, the Fund finished above average for 12-month yield as compared to its peer group, the Taxable First Tier Money Fund Group, as reported by "Money Market Insight," a publication of iMoneyNet, Inc. The average 12-month yield for the group was 1.86%, while the Fund had a yield of 2.08%. The Fund ranked 110th out of 303 funds in this group. Selected yields are provided in the chart below for the periods ended June 30 and July 31, 2002:

	Yield As Of 06/30/2002	Yield As Of 07/31/2002
Current 7-day*	1.40%	1.39%
Effective 7-day*	1.41%	1.40%
Current 12-month*	2.06%	1.88%
Effective 12-month*	2.08%	1.89%

It appears the Federal Reserve Board is currently concerned about weakness in the economy and financial markets, much of which stems from corporate malfeasance, and how that might affect spending by consumers and producers. Because of this the Fed has left the door open to rate cuts in the near future, although improved economic statistics could lead them to decide to stand pat.

Thank you for your continued support.

Sincerely,

Albert O. Nicholas

President

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Financial Highlights
Per Share Operating Performance (For a share outstanding throughout each period)
---------------------------------------------------------------------------------------------------------------
                                              Six Months                  Year ended December 31,
                                           Ended 06/30/2002    ------------------------------------------------
                                              (unaudited)      2001       2000       1999       1998       1997
                                             -------------     ----       ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD             $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           .007         .037       .060       .048       .052       .052
                                                 -----        -----      -----      -----      -----      -----
  LESS DISTRIBUTIONS
  From net investment income                     (.007)       (.037)     (.060)     (.048)     (.052)     (.052)
                                                 -----        -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD                   $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                 -----        -----      -----      -----      -----      -----
                                                 -----        -----      -----      -----      -----      -----
TOTAL RETURN                                      .71%*       3.81%      6.19%      4.91%      5.26%      5.26%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)            $132.1       $143.8     $160.4     $140.9     $160.2     $117.8
Ratio of expenses to average net assets           .43%**       .44%       .45%       .49%       .48%       .51%
Ratio of net investment income
 to average net assets                           1.40%**      3.78%      6.02%      4.76%      5.18%      5.15%

 * Not Annualized.
** Annualized.
               The accompanying notes to financial statements are an integral part of these statements.
Statement of Net Assets
June 30, 2002 (unaudited)
-----------------------------------------------------------------------------------------------------
                                                                            Yield to     Amortized
   Principal                                                   Maturity     Maturity        Cost
     Amount                                                      Date     (Note 1 (b))  (Note 1 (a))
   ---------                                                  ----------   ----------   ------------
    COMMERCIAL PAPER - 96.37%
  $3,520,000  Salomon Smith Barney Holdings, Inc. ..........  07/01/2002      1.80%     $  3,520,000
   2,150,000  Fiserv, Inc. .................................  07/02/2002      2.13%        2,149,875
   1,000,000  Marshall & Ilsley Corporation ................  07/02/2002      1.81%          999,951
     865,000  Toyota Credit de Puerto Rico Corporation .....  07/02/2002      1.84%          864,956
   2,500,000  ABN AMRO North America, Inc. .................  07/03/2002      1.80%        2,499,754
   1,700,000  ABN AMRO North America, Inc. .................  07/05/2002      1.89%        1,699,648
   2,000,000  Prudential Funding, LLC ......................  07/08/2002      1.88%        1,999,281
   1,800,000  Prudential PLC ...............................  07/08/2002      1.85%        1,799,363
   2,000,000  American Honda Finance Corporation ...........  07/09/2002      1.81%        1,999,209
   3,000,000  Brown-Forman Corporation .....................  07/09/2002      1.88%        2,998,767
   1,620,000  American Express Credit Corporation ..........  07/10/2002      1.81%        1,619,279
     700,000  BASF A.G. ....................................  07/10/2002      1.84%          699,683
   3,000,000  BASF A.G. ....................................  07/11/2002      1.82%        2,998,508
     430,000  General Electric Capital Corporation .........  07/11/2002      1.80%          429,788
   1,000,000  Wisconsin Energy Corporation .................  07/11/2002      1.93%          999,472
   1,925,000  BASF A.G. ....................................  07/12/2002      1.82%        1,923,947
   2,100,000  Morgan Stanley Dean Witter & Company .........  07/12/2002      1.81%        2,098,858
   3,750,000  Prudential PLC ...............................  07/15/2002      1.85%        3,747,346
   2,000,000  U.S. Bancorp .................................  07/16/2002      1.81%        1,998,517
   6,600,000  Wyeth ........................................  07/16/2002      1.91%        6,594,830
   1,000,000  Household Finance Corporation ................  07/17/2002      1.81%          999,209
     980,000  Toyota Credit de Puerto Rico Corporation .....  07/17/2002      1.83%          979,216
     655,000  U.S. Bancorp .................................  07/17/2002      1.81%          654,482
   2,300,000  Fiserv, Inc. .................................  07/18/2002      2.13%        2,297,719
   2,340,000  Merrill Lynch & Co., Inc. ....................  07/18/2002      1.77%        2,338,077
   1,800,000  AIG Funding, Inc. ............................  07/19/2002      1.81%        1,798,398
   2,300,000  Fiserv, Inc. .................................  07/19/2002      2.13%        2,297,585
   1,630,000  Household Finance Corporation ................  07/19/2002      1.81%        1,628,549
   1,600,000  Morgan Stanley Dean Witter & Company .........  07/22/2002      1.82%        1,598,330
   2,060,000  General Electric Capital Corporation .........  07/23/2002      1.81%        2,057,759
   1,230,000  SBC Communications Inc. ......................  07/23/2002      1.79%        1,228,677
   3,500,000  American Honda Finance Corporation ...........  07/24/2002      1.77%        3,496,109
   2,100,000  Household Finance Corporation ................  07/24/2002      1.79%        2,097,639
     530,000  U.S. Bancorp .................................  07/24/2002      1.81%          529,397
     675,000  General Electric Capital Corporation..........  07/25/2002      1.81%          674,199
   1,500,000  Toyota Credit de Puerto Rico Corporation .....  07/25/2002      1.83%        1,498,200
   1,000,000  American Honda Finance Corporation ...........  07/26/2002      1.80%          998,771
   1,540,000  Morgan Stanley Dean Witter & Company .........  07/26/2002      1.79%        1,538,118
   1,500,000  Toyota Credit de Puerto Rico Corporation .....  07/26/2002      1.81%        1,498,146
   1,265,000  Household Finance Corporation ................  07/29/2002      1.80%        1,263,259
   1,400,000  American Express Credit Corporation ..........  07/30/2002      1.79%        1,398,015
   1,000,000  Toyota Credit de Puerto Rico Corporation .....  07/30/2002      1.81%          998,566
   1,050,000  BASF A.G. ....................................  07/31/2002      1.81%        1,048,443
   3,200,000  Salomon Smith Barney Holdings, Inc. ..........  08/01/2002      1.82%        3,195,068
   1,400,000  Wells Fargo Financial, Inc. ..................  08/02/2002      1.81%        1,397,785
   2,800,000  American Express Credit Corporation ..........  08/05/2002      1.79%        2,795,209
     765,000  Merrill Lynch & Co., Inc. ....................  08/06/2002      1.77%          763,669
   1,400,000  Wells Fargo Financial, Inc. ..................  08/07/2002      1.81%        1,397,439
   2,030,000  Coca-Cola Enterprises, Inc. ..................  08/08/2002      1.78%        2,026,250
     448,000  Merrill Lynch & Co., Inc. ....................  08/09/2002      1.80%          447,141
   1,195,000  Prudential PLC ...............................  08/09/2002      1.82%        1,192,683
   1,450,000  Marshall & Ilsley Corporation ................  08/12/2002      1.79%        1,447,023
     390,000  Household Finance Corporation ................  08/13/2002      1.78%          389,185
     337,000  U.S. Bancorp .................................  08/13/2002      1.79%          336,292
   2,125,000  Wisconsin Energy Corporation .................  08/13/2002      1.94%        2,120,152
   1,500,000  U.S. Bancorp .................................  08/14/2002      1.80%        1,496,755
   2,440,000  Coca-Cola Enterprises, Inc. ..................  08/15/2002      1.77%        2,434,693
   1,500,000  U.S. Bancorp .................................  08/16/2002      1.80%        1,496,607
   1,500,000  ABN AMRO North America, Inc. .................  08/19/2002      1.83%        1,496,325
   1,000,000  ABN AMRO North America, Inc. .................  08/20/2002      1.83%          997,500
   1,800,000  Goldman Sachs Group, Inc. ....................  08/21/2002      1.80%        1,795,486
     910,000  McGraw-Hill Companies, Inc. (The) ............  08/22/2002      1.78%          907,700
   1,010,000  Morgan Stanley Dean Witter & Company .........  08/23/2002      1.79%        1,007,383
   1,210,000  Marshall & Ilsley Corporation ................  08/26/2002      1.79%        1,206,687
   5,000,000  LOCAP, LLC ...................................  08/28/2002      1.93%        4,984,694
   1,150,000  GE Capital International Funding Inc. ........  08/29/2002      1.79%        1,146,683
   2,065,000  Wells Fargo Financial, Inc. ..................  08/30/2002      1.78%        2,058,977
   1,520,000  General Electric Capital Corporation .........  09/03/2002      1.83%        1,515,136
   3,000,000  Merrill Lynch & Co., Inc. ....................  09/03/2002      1.79%        2,990,613
   2,000,000  McGraw-Hill Companies, Inc. (The) ............  09/04/2002      1.80%        1,993,608
   3,000,000  McGraw-Hill Companies, Inc. (The) ............  09/04/2002      1.80%        2,990,412
     770,000  General Electric Capital Corporation .........  09/10/2002      1.82%          767,282
                                                                                        ------------
                    TOTAL COMMERCIAL PAPER .................                             127,352,332
                                                                                        ------------
    VARIABLE RATE SECURITIES -  3.79%
   5,000,000  Anchor National Life Funding Agreement (1)(2)   07/01/2002      1.89%        5,000,000
       5,947  Firstar Bank U.S.A., N.A. (1) ................  07/01/2002      1.60%            5,947
                                                                                        ------------
                    TOTAL VARIABLE RATE SECURITIES .........                               5,005,947
                                                                                        ------------
                    TOTAL INVESTMENTS - 100.16%.............                             132,358,279
                                                                                        ------------
                    LIABILITIES, NET OF OTHER ASSETS - (0.16)%                              (210,616)
                                                                                        ------------
                    TOTAL NET ASSETS (Basis of
                     percentages disclosed above) - 100% ...                            $132,147,663
                                                                                        ------------
                                                                                        ------------
                    NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                     ($132,147,663 / 132,147,663 shares outstanding)                           $1.00
                                                                                               =====
    (1) These securities are subject to a demand feature
        as defined by the Securities and Exchange Commission.
    (2) Not readily marketable for a 90 day period.
           The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
INCOME
   Interest ............................................  $1,245,282
                                                          ----------
EXPENSES
   Management fee (Note 2) .............................     200,827
   Transfer agent fees .................................      40,010
   Registration fees ...................................      17,063
   Audit and tax consulting fees .......................       7,887
   Legal fees ..........................................       6,664
   Postage and mailing .................................       5,043
   Printing ............................................       4,358
   Directors' fees .....................................       4,000
   Custodian fees ......................................       3,414
   Other operating expenses ............................       5,313
                                                          ----------
       Total expenses ..................................     294,579
                                                          ----------
       Net investment income and net increase
        in net assets resulting from operations ........  $  950,703
                                                          ----------
                                                          ----------

                The accompanying notes to financial statements
                    are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2002 (unaudited) and the year ended December 31, 2001
------------------------------------------------------------------------------------------------
                                                                       2002             2001
                                                                   ------------     ------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .......................................  $    950,703     $  5,768,881
                                                                   ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     ($0.0070 and $0.0373 per share, respectively) ..............      (950,703)      (5,768,881)
                                                                   ------------     -------------
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued .................................    37,178,889       74,288,325
    Reinvestment of distributions ...............................       975,111        6,281,280
    Cost of shares redeemed .....................................   (49,774,150)     (97,170,911)
                                                                   ------------     ------------
             Net decrease in net assets derived
              from capital share transactions ...................   (11,620,150)     (16,601,306)
                                                                   ------------     ------------
             Total decrease in net assets .......................   (11,620,150)     (16,601,306)
                                                                   ------------     ------------

NET ASSETS
    Beginning of period .........................................   143,767,813      160,369,119
                                                                   ------------     ------------
    End of period ...............................................  $132,147,663     $143,767,813
                                                                   ------------     ------------
                                                                   ------------     ------------

     The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2002 (unaudited)
(1)  Summary of Significant Accounting Policies -
     The Nicholas Money Market Fund, Inc. (the "Fund") is registered under the
     Investment Company Act of 1940, as amended, as an open-end diversified investment company.  The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.  The following is a summary of significant accounting policies followed by the Fund.
     (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost, done on a straight line method which is not materially different than the level yield method.  Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.
     (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
     (c)  The Fund maintains a dollar-weighted average portfolio maturity of
          90 days or less and purchases investments which have maturities of
          397 days or less.  As of June 30, 2002, the Fund's dollar-weighted average portfolio maturity was 29 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
     (d)  It is the Fund's policy to comply with the requirements of the
          Internal Revenue Code applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
          Therefore, no federal income tax or excise tax provision is required.
          As of June 30, 2002, there were no differences between tax basis and book basis net assets.  The tax distributions of $950,703 and
          $5,768,881 paid in 2002 and 2001, respectively, were from ordinary income.
     (e)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from estimates.
(2)  Investment Adviser and Management Agreement -
     The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser at an annual rate of
          .30 of 1% of the daily average net asset value of the Fund.  The adviser will reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50 of 1% of the average net assets for the year.  At June 30, 2002, the Fund owed
          Nicholas Company, Inc. $30,890 for advisory services.

                      Directors and Officers

             ALBERT O. NICHOLAS, President and Director

                      JAY H. ROBERTSON, Director

                      MELVIN L. SCHULTZ, Director

             DAVID L. JOHNSON, Executive Vice President

        THOMAS J. SAEGER, Executive Vice President and Secretary

           JEFFREY T. MAY, Senior Vice President and Treasurer

                DAVID O. NICHOLAS, Senior Vice President

                   LYNN S. NICHOLAS, Vice President

                   KATHLEEN A. EVANS, Vice President

                   CANDACE L. LESAK, Vice President

                        Investment Adviser
                       NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987
                          Transfer Agent
                   U.S. BANCORP FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547
                            Custodian
                          U.S. BANK N.A.
                         Cincinnati, Ohio
                             Auditors
                       DELOITTE & TOUCHE LLP
                         Chicago, Illinois
                             Counsel
                   MICHAEL BEST & FRIEDRICH LLP
                        Milwaukee, Wisconsin

  This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective
                            prospectus.
NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

JUNE 30, 2002